UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 3, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 9, 2002.

Report for the Calendar Year or Quarter Ended:     June 30, 2001

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 6, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:       494,982,000



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE

						 				VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------

AMERICAN GENERAL CORP          CS               026351106   120106  2585696 SH       SOLE                  2585696
C.R. BARD                      CS               067383109    54394   955120 SH       SOLE                   955120
CSFB DIRECT                    CS               22541L103     1653   348000 SH       SOLE                   348000
GALILEO INTERNATIONAL          CS               363547100    18005   554000 SH       SOLE                   554000
GEORGIA PACIFIC TIMBER GROUP   CS               373298702     8379   234373 SH       SOLE                   234373
GPU INC.                       CS               36225X100    36671  1043270 SH       SOLE                  1043270
Homestake Mining Co            CS               437614100     7750  1000000 SH       SOLE                  1000000
IBP INC.                       CS               449223106    22616   895700 SH       SOLE                   895700
INVERNESS MEDICAL TECH.        CS               461268104    21660   585400 SH       SOLE                   585400
NOVA                           CS               669784100    17068   542711 SH       SOLE                   542711
TEXACO INC                     CS               881694103    50099   752231 SH       SOLE                   752231
TOSCO CORP                     CS               891490302    62035  1408296 SH       SOLE                  1408296
TSN 17 7/05 PUT                PT                             6169   791900 SH  Put  SOLE                   791900
TSN 7/10 PUT                   PT               9024949S4      152   159500 SH  Put  SOLE                   159500
ULTRAMAR DIAMOND SHAMROCK      CS               904000106    46330   980530 SH       SOLE                   980530
WACHOVIA BANK                  CS               929771103    21896   307740 SH       SOLE                   307740

						494,982